Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in the fund’s summary prospectus and the summary section of the fund's prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in the fund’s summary prospectus and the summary section of the fund's prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.